18. Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		R$ 2,344,512		R$ 2,232,484
Equity		101,739		166,411
Equity valuation adjustments				(284)
Investment/advance for future capital increase		248,243		562,170
Amortization		2,505		(367)
Proposed dividends and JCP		(53,391)		(186,290)
Other		(72,965)		(429,612)
Investments, ending		2,570,643		2,344,512
Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		58,749		369,392
Equity		9,761		6,672
Equity valuation adjustments				(479)
Investment/advance for future capital increase		36		57,135
Amortization		2,872		0
Proposed dividends and JCP		(19,349)		(39,023)
Other		2,849		(334,948)
Investments, ending		54,918		58,749
Investment property
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		1,362
Equity		0
Investment/advance for future capital increase		0
Amortization		0
Proposed dividends and JCP		0
Other		0
Investments, ending		1,362		1,362
Other investments
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		1,362		20,473
Equity				0
Equity valuation adjustments				570
Investment/advance for future capital increase				0
Amortization				0
Proposed dividends and JCP				0
Other				(19,681)
Investments, ending				1,362
Dominó Holdings | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		0
Equity		4
Investment/advance for future capital increase		0
Amortization		0
Proposed dividends and JCP		0
Other		2,453
Investments, ending		2,457		0
Sanepar | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	[1]	0		311,679
Equity	[1]			43,120
Equity valuation adjustments	[1]			(479)
Investment/advance for future capital increase	[1]			0
Amortization	[1]			0
Proposed dividends and JCP	[1]			(19,372)
Other	[1]			(334,948)
Investments, ending	[1]			0
Dona Francisca Energética | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		32,766		32,234
Equity		8,876		7,901
Equity valuation adjustments				0
Investment/advance for future capital increase		0		0
Amortization		0		0
Proposed dividends and JCP		(11,821)		(7,369)
Other		0		0
Investments, ending		29,821		32,766
Foz do Chopim Energética | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		13,967		15,574
Equity		6,645		10,675
Equity valuation adjustments				0
Investment/advance for future capital increase		0		0
Amortization		0		0
Proposed dividends and JCP		(7,528)		(12,282)
Other		0		0
Investments, ending		13,084		13,967
Other | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		12,016		9,905
Equity		(5,764)		(55,024)
Equity valuation adjustments				0
Investment/advance for future capital increase		36		57,135
Amortization		2,872		0
Proposed dividends and JCP		0		0
Other		396		0
Investments, ending		9,556		12,016
Joint Ventures
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		2,284,401		1,842,619
Equity		91,978		159,739
Equity valuation adjustments				(375)
Investment/advance for future capital increase		248,207		505,035
Amortization		(367)		(367)
Proposed dividends and JCP		(34,042)		(147,267)
Other		(75,814)		(74,983)
Investments, ending		2,514,363		2,284,401
Joint Ventures | Dominó Holdings
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		81,526		242,652
Equity		(568)		37,492
Equity valuation adjustments				(375)
Investment/advance for future capital increase		0		0
Amortization		0		0
Proposed dividends and JCP		(5,144)		(123,260)
Other		(75,814)	[2]	(74,983)	[3]
Investments, ending		0		81,526
Joint Ventures | Voltalia São Miguel do Gostoso I
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		75,563		72,249
Equity		(565)		4,345
Equity valuation adjustments				0
Investment/advance for future capital increase		0		0
Amortization		0		0
Proposed dividends and JCP		0		(1,031)
Other		0		0
Investments, ending		74,998		75,563
Joint Ventures | Voltalia São Miguel do Gostoso - authorization rights
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		11,140		11,507
Equity		0		0
Equity valuation adjustments				0
Investment/advance for future capital increase		0		0
Amortization		(367)		(367)
Proposed dividends and JCP		0		0
Other		0		0
Investments, ending		10,773		11,140
Joint Ventures | Paraná Gás
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		37		106
Equity		(34)		(69)
Equity valuation adjustments				0
Investment/advance for future capital increase		0		0
Amortization		0		0
Proposed dividends and JCP		0		0
Other		0		0
Investments, ending		3		37
Joint Ventures | Costa Oeste
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		37,232		32,631
Equity		(2,566)		7,372
Equity valuation adjustments				0
Investment/advance for future capital increase		0		0
Amortization		0		0
Proposed dividends and JCP		(1,020)		(2,771)
Other		0		0
Investments, ending		33,646		37,232
Joint Ventures | Marumbi
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		94,878		75,914
Equity		(9,537)		16,188
Equity valuation adjustments				0
Investment/advance for future capital increase		0		3,520
Amortization		0		0
Proposed dividends and JCP		0		(744)
Other		0		0
Investments, ending		85,341		94,878
Joint Ventures | Transmissora Sul Brasileira
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		69,369		67,563
Equity		(5,009)		1,806
Equity valuation adjustments				0
Investment/advance for future capital increase		0		0
Amortization		0		0
Proposed dividends and JCP		0		0
Other		0		0
Investments, ending		64,360		69,369
Joint Ventures | Caiuá
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		60,057		51,271
Equity		(4,020)		8,143
Equity valuation adjustments				0
Investment/advance for future capital increase		0		0
Amortization		0		0
Proposed dividends and JCP		0		643
Other		0		0
Investments, ending		56,037		60,057
Joint Ventures | Integração Maranhense
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		122,253		104,286
Equity		(8,852)		15,934
Equity valuation adjustments				0
Investment/advance for future capital increase		0		1,569
Amortization		0		0
Proposed dividends and JCP		0		464
Other		0		0
Investments, ending		113,401		122,253
Joint Ventures | Matrinchã
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		792,069		697,912
Equity		57,376		41,910
Equity valuation adjustments				0
Investment/advance for future capital increase		0		67,345
Amortization		0		0
Proposed dividends and JCP		(13,626)		(15,098)
Other		0		0
Investments, ending		835,819		792,069
Joint Ventures | Guaraciaba
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		398,969		298,794
Equity		25,377		11,194
Equity valuation adjustments				0
Investment/advance for future capital increase		0		90,564
Amortization		0		0
Proposed dividends and JCP		(6,026)		(1,583)
Other		0		0
Investments, ending		418,320		398,969
Joint Ventures | Paranaíba
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		147,213		100,726
Equity		17,020		12,847
Equity valuation adjustments				0
Investment/advance for future capital increase		2,082		36,691
Amortization		0		0
Proposed dividends and JCP		(4,042)		(3,051)
Other		0		0
Investments, ending		162,273		147,213
Joint Ventures | Mata de Santa Genebra
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		232,240		26,903
Equity		19,477		(2,578)
Equity valuation adjustments				0
Investment/advance for future capital increase		210,920		207,915
Amortization		0		0
Proposed dividends and JCP		(3,263)		0
Other		0		0
Investments, ending		459,374		232,240
Joint Ventures | Cantareira
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		161,855		60,105
Equity		3,879		5,155
Equity valuation adjustments				0
Investment/advance for future capital increase		35,205		97,431
Amortization		0		0
Proposed dividends and JCP		(921)		(836)
Other		0		0
Investments, ending		R$ 200,018		R$ 161,855

[1]	Transfer to Other temporary investments at 11.24.2016.
[2]	Of the total amount of R$75,814, R$73,361 refers to capital decrease and R$2,453 refers to the change in the investment of a Joint venture to an Associate.
[3]	The amount of (R$74,983) refers to the capital reduction of the investee.